Revenue (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Within one year	$ 17,509,440	$ 23,959,440	$ 23,959,440	$ 23,959,440	$ 23,869,847
After one year but not more than 5 years	49,915,500	59,898,600	61,895,220	71,878,320	95,837,760
Operating lease commitments	$ 67,424,940	$ 83,858,040	$ 85,854,660	$ 95,837,760	$ 119,707,607